Loss for the year (Tables)	12 Months Ended
Dec. 31, 2024
Expenses by nature [abstract]
Schedule of expenses

	2024	2023	2022
Continuing operations
Interest expenses on lease liabilities (notes 13(a) and 25(b))	$203	$120	$41
Interest expenses on trade financing (note 25(a))	—	—	173
Changes in the carrying amount of preference shares liabilities (note 26)	—	—	3,753
Other interest expenses	—	—	28
	$203	$120	$3,995
(b)Staff costs

	2024	2023	2022
Continuing operations
Salaries, wages and other benefits	$26,995	$27,745	$21,058
Contributions to defined contribution retirement plan	700	719	369
Equity-settled share-based payment expenses	7,361	10,496	25,914
	$35,056	$38,960	$47,341
Represented by:
Direct costs	$602	$1,998	$283
Selling and distribution expenses	3,781	3,891	1,594
Research and development expenses	9,537	10,226	5,637
Administrative and other operating expenses	21,136	22,845	39,827
Total staff costs	$35,056	$38,960	$47,341
(c)Other items

	2024	2023	2022
Continuing operations
Cost of inventories (note 17)	$10,424	$6,321	$7,130
Depreciation of (note 13)
- property, plant and equipment	1,964	2,995	1,069
- right-of-use assets	2,052	1,761	950
Amortization of intangible assets (note 14)	1,913	1,915	58
Write-off on property, plant and equipment	558	331	—
Auditor’s remuneration	1,244	1,244	1,319
Freight and delivery charges	2,437	1,064	1,503
Total depreciation and amortization charges represented by:
Direct costs	$944	$1,436	$502
Research and development expenses	376	584	132
Administrative and other operating expenses	4,609	4,651	1,443
Total depreciation and amortization charges	$5,929	$6,671	$2,077